Cover	Jun. 21, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A amends the Current Report on Form 8-K of Pasithea Therapeutics Corp. (the “Company”) filed with the U.S. Securities and Exchange Commission on June 22, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the Company’s acquisition of Alpha-5 Integrin, LLC (“Alpha-5”). The Company amended the Original Form 8-K on June 27, 2022 (“Amendment No. 1”) in order to disclose the Company’s intent to file the financial statements and pro forma financial information of Alpha within 75 days of the close of the transaction. This Amendment No. 2 on Form 8-K/A is being filed by the Company solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of Alpha-5 and the required pro forma financial information. Except as otherwise provided herein, the disclosures made in the Original Report and Amendment No. 1 remain unchanged.
Document Period End Date	Jun. 21, 2022
Entity File Number	001-40804
Entity Registrant Name	Pasithea Therapeutics Corp.
Entity Central Index Key	0001841330
Entity Tax Identification Number	85-1591963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Lincoln Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	702
Local Phone Number	514-4174
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, $0.0001 par value per share
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	KTTA
Security Exchange Name	NASDAQ
Warrants to purchase shares of common stock, par value $0.0001 per share
Title of 12(b) Security	Warrants to purchase shares of common stock, par value $0.0001 per share
Trading Symbol	KTTAW
Security Exchange Name	NASDAQ